Capitalized Internal Use Software (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Research and Development [Abstract]
Capitalized internal use software	$ 34.5	$ 18.4
Less: accumulated amortization	(8.6)	(3.7)
Total capitalized internal use software	25.9	14.7
Amortization expense	$ 4.9	$ 2.6